BUSINESS COMBINATIONS - Acquisition of Zhonghuan (Details) ¥ in Thousands		12 Months Ended
	Jul. 12, 2019 CNY (¥)	Dec. 31, 2019 $ / shares shares	Jul. 12, 2019 $ / shares
Zhonghuan
Business Acquisition [Line Items]
Consideration paid in cash	¥ 930,999
Zhonghuan, Phase I Transaction
Business Acquisition [Line Items]
Percentage of non-controlling interests acquired			62.00%
Consideration paid in cash	931,000
Zhonghuan, Phase II Transaction
Business Acquisition [Line Items]
Percentage of non-controlling interests acquired			38.00%
Consideration paid in cash	194,000
Class A Ordinary Shares | Zhonghuan
Business Acquisition [Line Items]
Fair value of deemed issued shares	¥ 716,400
Share price | $ / shares		$ 4.56
Number of shares to issue to the selling shareholders | shares		22,315,135
Series D Convertible Redeemable Preferred Shares | Zhonghuan
Business Acquisition [Line Items]
Share price | $ / shares			$ 3.8